Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of total revenues

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Revenue from contracts with customers
Stream and related interests
Gold	$44,613	$23,614	$88,817	$43,950
Silver	30,389	25,485	49,678	44,652
Royalty interests	19,085	14,482	37,837	31,135
Revenue – other	—	—	—	1,372
Total revenues	$94,087	$63,581	$176,332	$121,109

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Revenue from contracts with customers
Stream and related interests
Northparkes	$31,419	$15,479	$56,966	$28,488
Cerro Lindo	24,205	20,071	38,708	33,699
Impala Bafokeng	4,587	3,284	9,346	6,465
Auramet	4,213	2,930	7,848	5,538
Buriticá	3,577	3,402	7,169	5,417
Bonikro	2,813	—	6,448	—
Agbaou	1,802	—	4,950	—
La Colorada	1,269	1,002	3,147	2,139
ATO	—	2,931	2,690	5,780
Other	1,117	—	1,223	1,076
	$75,002	$49,099	$138,495	$88,602
Royalty interests
Beta Hunt	$4,760	$3,376	$9,402	$5,889
Fosterville	2,532	2,107	5,494	4,283
Camino Rojo	2,089	1,434	4,042	2,791
Young-Davidson	2,136	1,582	3,835	2,931
Florida Canyon	1,798	1,283	3,337	2,211
Agbaou	1,399	928	3,052	1,607
Stawell	1,135	568	1,938	1,357
Kensington	914	562	1,831	5,168
Other	2,322	2,642	4,906	4,898
	$19,085	$14,482	$37,837	$31,135
Revenue from contracts with customers	$94,087	$63,581	$176,332	$119,737
Revenue – other	$—	$—	$—	$1,372
Total revenues	$94,087	$63,581	$176,332	$121,109